Operating Segments (Details) - Schedule of balance sheet information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Segments (Details) - Schedule of balance sheet information [Line Items]
Segment assets	$ 82,189	$ 78,502
Segment liabilities	64,721	301,436
Brokerage Segment [Member]
Operating Segments (Details) - Schedule of balance sheet information [Line Items]
Segment assets	2,351	2,544
Segment liabilities	1,077	940
Digital Assets Segment [Member]
Operating Segments (Details) - Schedule of balance sheet information [Line Items]
Segment assets	79,838	75,958
Segment liabilities	$ 63,644	$ 300,496